UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/10

The following Form N-Q relates only to Dreyfus International Bond Fund and Dreyfus Global Equity Income Fund, each a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2010 (Unaudited)

Common Stocks--89.7%	Shares	Value ($)
Australia--2.3%
AMP	20,400	97,816
QBE Insurance Group	8,950	135,221
		233,037
Brazil--4.0%
Cia de Saneamento de Minas Gerais - Copasa	10,400	149,602
Tele Norte Leste Participacoes, ADR	10,597	155,034
Transmissora Alianca de Energia Eletrica	5,499	90,358
		394,994
Finland--1.0%
Nokia	10,597	97,978
France--2.7%
Suez Environnement	5,253	97,753
Total	3,427	172,875
		270,628
Germany--9.2%
Bayer	3,900	224,205
Deutsche Post	15,994	277,728
Deutsche Telekom	20,246	272,015
Muenchener Rueckversicherungs	1,022	141,573
		915,521
Hong Kong--5.6%
Hongkong Land Holdings	21,000	112,560
Hopewell Highway Infrastructure	211,684	159,700
HSBC Holdings	9,600	98,565
Link REIT	72,500	188,542
		559,367
Japan--1.0%
Takeda Pharmaceutical	2,100	96,377
Netherlands--5.0%
Reed Elsevier	9,327	120,694
Royal Dutch Shell, Cl. A	6,568	182,223

Unilever	6,442	189,515
		492,432
Norway--3.7%
DnB NOR	17,350	215,467
Statoil	7,296	147,470
		362,937
Philippines--.1%
Philippine Long Distance Telephone	275	14,610
Poland--1.5%
Telekomunikacja Polska	29,410	152,216
Singapore--5.3%
DBS Group Holdings	19,500	206,501
Mapletree Logistics Trust	210,250	136,064
Singapore Technologies Engineering	78,000	185,851
		528,416
South Africa--3.7%
Gold Fields	12,335	166,293
MTN Group	12,595	201,910
		368,203
Switzerland--5.6%
Novartis	2,911	141,261
Roche Holding	1,110	144,384
Zurich Financial Services	1,150	268,484
		554,129
Taiwan--3.1%
HTC	6,069	111,367
Taiwan Semiconductor Manufacturing	98,421	191,660
		303,027
Thailand--2.0%
Advanced Info Service	70,100	200,219
United Kingdom--11.8%
Aberdeen Asset Management	30,895	68,064
BAE Systems	19,635	96,251
BP	19,202	122,316
Cable & Wireless Communications	49,979	46,427
Cable & Wireless Worldwide	49,772	52,131
GlaxoSmithKline	10,627	185,263

ICAP				16,718	105,194
Scottish & Southern Energy				5,585	97,101
Vodafone Group				130,633	304,911
Willis Group Holdings				3,197	97,828
					1,175,486
United States--22.1%
Annaly Capital Management				10,609 a	184,597
AT & T				7,238	187,754
Clorox				1,518	98,488
Coca-Cola				1,945	107,189
ConocoPhillips				2,714	149,867
Eli Lilly & Co.				3,981	141,724
Merck & Co.				5,138	177,055
PDL BioPharma				16,199	100,758
Pfizer				12,434	186,510
Philip Morris International				3,818	194,871
Procter & Gamble				1,628	99,568
Reynolds American				6,946	401,618
Transocean				3,450 b	159,425
					2,189,424
Total Common Stocks
(cost $8,715,527)					8,909,001
		Coupon	Maturity	Principal
Bonds and Notes--2.7%		Rate (%)	Date	Amount ($)	Value ($)
Germany--.8%
Fresenius Finance Jersey,
Sr. Unscd. Bonds, Ser. FME	EUR	5.63	8/14/11	50,000 c	78,189
United Kingdom--1.9%
Standard Chartered,
Jr. Sub. Notes		8.13	11/27/13	180,000	190,350
Total Bonds and Notes
(cost $250,637)					268,539

Other Investment--2.0%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $200,000)				200,000 [d]	200,000

Total Investments (cost $9,166,164)	94.4%	9,377,540
Cash and Receivables (Net)	5.6%	555,042
Net Assets	100.0%	9,932,582

ADR - American Depository Receipts
a	Investment in real estate investment trust.
b	Non-income producing security.
c	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
d	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $9,166,164. Net unrealized appreciation on investments was $211,376 of which $601,508 related to appreciated investment securities and $390,132 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.5
Telecommunications	16.0
Health Care	11.8
Consumer Goods	11.0
Oil & Gas	9.4
Industrial	7.2
Utilities	4.4
Technology	4.0
Materials	3.9
Money Market Investment	2.0
Consumer Services	1.2
94.4

† Based on net assets.

At July 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)

Sales:
Australian Dollar,
Expiring 1/14/2011	230,000	190,440	203,871	(13,431)
Brazilian Real,
Expiring 12/15/2010	681,000	347,893	375,068	(27,175)
British Pound,
Expiring 8/13/2010	135,000	213,799	211,821	1,978
British Pound,
Expiring 8/13/2010	61,000	96,586	95,711	875
Euro,
Expiring 8/13/2010	81,000	112,056	105,555	6,501
Euro,
Expiring 8/13/2010	183,000	253,254	238,476	14,778

Gross Unrealized Appreciation				24,132
Gross Unrealized Depreciation				(40,606)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	268,539	-	268,539
Equity Securities - Domestic+	2,189,424	-	-	2,189,424
Equity Securities - Foreign+	6,719,577	-	-	6,719,577
Mutual Funds	200,000	-	-	200,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	24,132	-	24,132
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(40,606)	-	(40,606)

+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2010 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--96.0%		Rate (%)	Date	Amount ($)	Value ($)
Australia--1.5%
Australian Government,
Sr. Unscd. Bonds	AUD	5.75	5/15/21	1,030,000 a	969,780
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	9,770,000 a	9,116,663
					10,086,443
Belgium--.0%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000 a	283,613

Brazil--1.7%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	2,250,000 a	11,799,221

Canada--2.4%
Bombardier,
Sr. Notes		7.75	3/15/20	2,465,000 b	2,668,362
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	6,975,000 a	10,529,906
Canadian National Railway,
Sr. Unscd. Notes		5.55	3/1/19	280,000	319,258
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	2,610,000	3,264,277
					16,781,803
Chile--.2%
Republic of Chile,
Notes	CLP	5.50	8/5/20	863,000,000 a	1,655,635

Foreign Governmental--.1%
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000 a	465,532

France--.7%

Crown Euro Holdings,
Sr. Notes	EUR	7.13	8/15/18	950,000 a,b	1,301,791
Electricite De France,
Sr. Unscd. Notes	EUR	5.00	5/30/14	650,000 a	935,475
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	510,000 a	755,212
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	995,000 a	1,556,856
					4,549,334
Germany--8.4%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	1,300,000 a	1,764,639
BMW Finance,
Gtd. Notes	EUR	5.25	2/4/11	350,000 a	464,256
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	355,000 a	513,309
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	8,225,000 a	11,814,580
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.25	7/4/18	15,400,000 a	22,693,271
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.75	7/4/40	5,755,000 a	9,438,044
Daimler International Finance,
Gtd. Notes	EUR	5.88	9/8/11	350,000 a	476,711
Daimler International Finance,
Gtd. Notes, Ser. 6	EUR	6.88	6/10/11	345,000 a	469,077
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	580,000 a	820,995
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	620,000 a	937,087
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	440,000 a,b	612,595
Heidelbergcement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	1,350,000 a	1,728,469
Heidelbergcement Finance,
Gtd. Notes	EUR	8.50	10/31/19	3,845,000 a	5,223,672
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000 a	35,674
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	550,000 a	887,554
					57,879,933

Indonesia--2.0%
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR44	IDR	10.00	9/15/24	7,000,000,000 a,c	876,709
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR44	IDR	10.00	9/15/24	10,000,000,000 a,c	1,252,441
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR36	IDR	11.50	9/15/19	12,500,000,000 a,c	1,728,207
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR23	IDR	11.00	12/15/12	79,025,000,000 a	9,651,912
					13,509,269
Italy--8.0%
Enel Finance International,
Gtd. Notes		5.70	1/15/13	1,345,000 b	1,449,860
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	3.50	6/1/14	2,425,000 a	3,287,773
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	3.75	8/1/15	14,225,000 a	19,422,389
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	4.25	3/1/20	15,120,000 a	20,372,799
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	5.00	9/1/40	6,195,000 a	8,253,582
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	2,100,000	2,378,523
					55,164,926
Jamaica--.2%
Digicel,
Sr. Notes		8.25	9/1/17	1,100,000 b,d	1,130,250

Japan--15.2%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000 a	374,206
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	24,000,000 a	286,622
Japan Finance Organization for Municipalities,
Gov't Gtd. Notes	JPY	1.35	11/26/13	11,000,000 a	132,096
Japan Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	2,725,000,000 a	33,938,685
Japan Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	3,319,850,000 a	37,454,917

Japan Government,
Sr. Unscd. Bonds, Ser. 303	JPY	1.40	9/20/19	2,128,850,000 a	25,495,267
Japan Government,
Sr. Unscd. Bonds, Ser. 296	JPY	1.50	9/20/18	409,550,000 a	5,011,831
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000 a	2,370,423
					105,064,047
Malaysia--.7%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0409	MYR	3.74	2/27/15	15,250,000 a	4,852,477

Mexico--2.1%
America Movil Sab de CV,
Gtd. Notes		5.00	3/30/20	1,755,000 b	1,874,614
Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	83,660,000 a	7,206,126
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	50,930,000 a	5,189,273
					14,270,013
Netherlands--2.0%
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	900,000 a	1,313,214
Netherlands Government,
Bonds	EUR	4.00	7/15/18	3,295,000 a	4,732,237
Netherlands Government,
Bonds	EUR	4.00	1/15/37	5,300,000 a	7,591,003
					13,636,454
Norway--.4%
DnB NOR Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	1,950,000 a	2,623,831

Poland--1.5%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	32,255,000 a	10,615,893

South Korea--.0%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000 a	139,065

Spain--13.3%

Spanish Government,
Sr. Unsub. Bonds	EUR	4.70	7/30/41	3,830,000 a	4,707,630
Spanish Government,
Bonds	EUR	5.40	7/30/11	21,745,000 a	29,493,199
Spanish Government,
Sr. Unsub. Bonds	EUR	4.00	4/30/20	26,725,000 a	34,506,723
Spanish Government,
Bonds	EUR	4.40	1/31/15	15,075,000 a	20,989,723
Telefonica Emisiones,
Gtd. Notes	EUR	5.43	2/3/14	1,750,000 a	2,468,502
					92,165,777
Sweden--2.0%
Stadshypotek,
Covered Bonds	EUR	3.00	10/1/14	3,675,000 a	4,936,047
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	23,770,000 a	3,694,129
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	550,000 a	78,806
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	34,300,000 a	4,914,635
					13,623,617
Switzerland--.2%
Holcim Capital,
Gtd. Notes		6.88	9/29/39	290,000 b	324,627
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	1,205,000 b	1,310,317
					1,634,944
United Kingdom--8.3%
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	345,000 a	493,362
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	3,400,000 a	4,569,399
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.61	7/15/21	3,610,000 c	3,563,117
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	260,000	299,466
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	1,315,000 a	1,858,279
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	1,385,000 a	1,912,940

United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	11,310,000 a	17,664,854
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	6,105,000 a	9,789,688
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	10,110,000 a	17,435,780
					57,586,885
United States--25.1%
AES,
Sr. Unscd. Notes		7.75	10/15/15	2,055,000	2,168,025
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	1,925,000	1,942,899
Ameristar Casinos,
Gtd. Notes		9.25	6/1/14	1,483,000	1,590,518
Anheuser-Busch Inbev Worldwide,
Gtd. Notes		6.38	1/15/40	1,110,000	1,282,260
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	260,000 b	355,850
Aramark,
Gtd. Notes		8.50	2/1/15	3,000,000	3,116,250
Arkle Master Issuer,
Ser. 2006-2A, Cl. 3A1		0.53	2/17/52	4,050,000 b,c	4,019,540
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	1,090,000	1,217,516
Ball,
Gtd. Notes		7.38	9/1/19	1,665,000	1,806,525
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	575,000	607,376
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.46	4/12/38	1,535,000 c	1,678,694
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	375,000 c	399,238
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	4,785,000 c	5,153,827
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	950,000 a	1,310,879
CCO Holdings Capital,
Gtd. Notes		7.88	4/30/18	2,405,000 b	2,531,262
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	2,138,000 a	2,772,209
Citigroup Commercial Mortgage Trust,

Ser. 2007-C6, Cl. A4	5.70	12/10/49	1,375,000 c	1,438,268
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	115,000 b	120,175
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	2,210,000 b	2,331,550
Consol Energy,
Gtd. Notes	8.00	4/1/17	1,965,000 b	2,097,638
Consol Energy,
Gtd. Notes	8.25	4/1/20	1,110,000 b	1,198,800
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	1,654,000	1,794,590
Denbury Resources,
Gtd. Notes	7.50	12/15/15	420,000	433,650
Discovery Communications,
Gtd. Notes	5.05	6/1/20	1,515,000	1,615,826
Dish DBS,
Gtd. Notes	7.75	5/31/15	1,050,000	1,102,500
Dish DBS,
Gtd. Notes	7.13	2/1/16	700,000	722,750
Dish DBS,
Gtd. Notes	7.88	9/1/19	470,000	501,725
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,730,000	2,164,052
Dow Chemical,
Sr. Unscd. Notes	5.90	2/15/15	525,000	582,582
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	2,530,000	2,660,325
Energy Transfer Partners,
Sr. Unscd. Notes	8.50	4/15/14	225,000	265,419
Enterprise Products Operations,
Gtd. Notes	6.13	10/15/39	1,920,000	2,025,316
EQT,
Sr. Unscd. Notes	8.13	6/1/19	505,000	611,137
Ford Motor Credit,
Sr. Unscd. Notes	6.63	8/15/17	2,075,000	2,062,388
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	4,236,000	4,739,851
Frontier communications,
Sr. Unscd. Notes	8.25	4/15/17	3,000,000 b	3,217,500
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	295,000 b	307,906

Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	528,000 b	552,420
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	78,286	79,900
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	3,085,000 d	3,470,625
Gracechurch Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.54	11/20/56	4,535,000 b,c	4,434,337
HCA,
Sr. Scd. Notes		7.88	2/15/20	1,790,000	1,951,100
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	370,000 b	390,350
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	800,000	854,000
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2006-CB14, Cl. ASB		5.51	12/12/44	1,899,997 c	2,034,597
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2009-IWST, Cl. A2		5.63	12/5/27	4,135,000 b	4,598,366
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	275,000	297,583
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	6.13	4/1/14	2,400,000 a	3,490,945
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	320,000	379,804
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	2,250,000 a	3,345,922
Lamar Media,
Gtd. Notes		6.63	8/15/15	2,247,000	2,247,000
Lamar Media,
Gtd. Notes		7.88	4/15/18	890,000 b	923,375
Lear,
Gtd. Notes		8.13	3/15/20	2,330,000 d	2,434,850
Lear,
Gtd. Bonds		7.88	3/15/18	520,000	543,400
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	2,440,000 a,b	3,147,895
Masco,
Sr. Unscd. Bonds		7.13	3/15/20	3,090,000	3,152,047
Merck & Co.,
Gtd. Notes	EUR	5.38	10/1/14	890,000 a	1,299,649
Merrill Lynch & Co.,

Sr. Unscd. Notes	EUR	4.88	5/30/14	1,950,000 a	2,657,608
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	103,047	105,462
MGM Resorts International,
Sr. Scd. Notes		11.13	11/15/17	1,920,000	2,188,800
Morgan Stanley,
Sr. Unscd. Notes, Ser. G	EUR	5.50	10/2/17	1,450,000 a	1,989,138
NBC Universal,
Sr. Unscd. Notes		5.15	4/30/20	1,325,000 b	1,411,043
Newfield Exploration,
Sr. Sub. Notes		6.88	2/1/20	2,485,000	2,596,825
Newfield Exploration,
Sr. Sub. Notes		7.13	5/15/18	695,000	731,488
News America,
Gtd. Notes		6.15	3/1/37	900,000	950,583
News America,
Gtd. Notes		6.90	3/1/19	200,000	239,532
NRG Energy,
Gtd. Notes		7.38	1/15/17	2,420,000	2,456,300
Peabody Energy,
Gtd. Notes		7.38	11/1/16	1,620,000	1,773,900
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	110,000	111,375
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	3,035,000	3,186,750
Philip Morris International,
Sr. Unscd. Notes		4.50	3/26/20	650,000	682,939
PNC Funding,
Gtd. Notes		3.63	2/8/15	2,640,000	2,748,728
Procter & Gamble,
Sr. Unscd. Notes	EUR	5.13	10/24/17	625,000 a	928,920
Range Resources,
Gtd. Notes		6.75	8/1/20	1,150,000 e	1,160,062
Range Resources,
Gtd. Notes		7.50	10/1/17	960,000	1,006,800
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	805,000	1,045,082
Reynolds Group Escrow,
Sr. Scd. Notes	EUR	7.75	10/15/16	1,370,000 a,b	1,843,342
Santander Drive Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.84	11/17/14	3,050,000	3,079,232

Staples,
Gtd. Notes		9.75	1/15/14	830,000	1,023,266
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	3,575,000	3,646,500
U.S. Treasury Bonds		4.25	5/15/39	7,030,000	7,356,234
U.S. Treasury Notes		3.38	11/15/19	15,335,000	15,989,130
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	43,552	44,596
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C21, Cl. A4		5.21	10/15/44	1,000,000 c	1,092,224
Wells Fargo & Co.,
Sr. Unscd. Notes, Ser. I		3.75	10/1/14	1,755,000	1,838,608
Willis North America,
Gtd. Notes		7.00	9/29/19	774,000	830,953
Windstream,
Gtd. Notes		7.88	11/1/17	1,730,000	1,768,925
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	510,000 a	685,197
Wrigley WM JR,
Sr. Scd. Notes		3.70	6/30/14	2,595,000 b	2,661,759
					173,406,282
Total Bonds and Notes
(cost $639,991,929)					662,925,244
				Principal
Short-Term Investments--1.5%				Amount ($)	Value ($)
U.S. Treasury Bills
0.15% 10/21/10
(cost $10,681,368)				10,685,000 [f]	10,681,912

				Face Amount
				Covered by
Options Purchased--.2%				Contracts ($)	Value ($)
Call Options:
10-Year USD LIBOR-BBA,
February 2011 @ 3.63				21,500,000 g	1,171,231
Australian Dollar,
September 2010 @ .79				2,400,000,000 g	23,326
Australian Dollar,
October 2010 @ .82				1,300,000,000 g	74,042

British Pound,
September 2010 @1.39	2,450,000,000 g	25
Canadian Dollar,
August 2010 @ 1.09	1,250,000,000 g	1,469
Canadian Dollar,
September 2010 @ 1.09	1,200,000,000 g	24,220
Euro,
September 2010 @ 1.18	1,200,000,000 g	8,385
Euro,
October 2010 @ 1.24	1,300,000,000 g	83,046
Japanese Yen,
August 2010 @95.50	1,200,000,000 g	12
Japanese Yen,
August 2010 @ 94.33	1,250,000,000 g	40
Japanese Yen,
September 2010 @ 92.98	1,200,000,000 g	9,565
Swiss Franc,
October 2010 @ 1.11	1,300,000,000 g	23,072
Total Options
(cost $2,436,992)		1,418,433

Other Investment--1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $10,226,000)	10,226,000 [h]	10,226,000

Investment of Cash Collateral for Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,122,030)	3,122,030 [h]	3,122,030

Total Investments (cost $666,458,319)	99.7%	688,373,619
Cash and Receivables (Net)	.3%	2,041,399
Net Assets	100.0%	690,415,018

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar

CLP--Chilean Peso
EUR--Euro
GBP--British Pound
IDR--Indonesian Rupiah
JPY--Japanese Yen
MXN--Mexican New Peso
MYR--Malaysian Ringgit
PLN-- Polish Zloty
SEK--Swedish Krona
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities had a total market value of $46,815,524 or 6.8% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Security, or portion thereof, on loan. At July 31, 2010, the total market value of the fund's securities on loan is
$2,984,971 and the total market value of the collateral held by the fund is $3,122,030.
e Purchased on a delayed delivery basis.
f Held by a broker as collateral for open financial futures, forward foreign currency exchange contracts, options, and swap positions.
g Non-income producing security.
h Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $666,458,319.

Net unrealized appreciation on investments was $22,233,532 of which $29,855,430 related to appreciated investment securities and $7,621,898 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Non-US Government	62.7
Corporate-High Yield	17.2
Corporate-Investment Grade	6.6
Securitized	6.2
US Government	4.9
Cash & Equivalents	1.9
Options Purchased	.2
99.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2010 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2010 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	83	(10,276,438)	September 2010	(90,760)
U.S. Treasury 30 Year Bonds	60	(7,723,125)	September 2010	(175,612)
Financial Futures Long
Euro-Bond	29	4,858,087	September 2010	(3,626)
Japanese 10 Year Bond	11	18,059,378	September 2010	157,752
Long Gilt	41	7,817,336	September 2010	128,842

Gross Unrealized Appreciation				286,594
Gross Unrealized Depreciation				(269,998)

STATEMENT OF OPTIONS WRITTEN
July 31, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Options:
10-Year USD LIBOR-BBA,
February 2011 @ 5.36
(Premiums received $322,500)	21,500,000	a	(4,268)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

a  Non-income producing security.

At July 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring 8/27/2010	9,460,000	14,649,614	14,842,151	192,537
Canadian Dollar,
Expiring 8/27/2010	83,640,000	80,985,302	81,329,913	344,611
Euro,
Expiring 8/27/2010	100,000	129,190	130,313	1,123
Euro,
Expiring 8/27/2010	910,000	1,182,923	1,185,855	2,932
Euro,
Expiring 8/27/2010	3,885,000	5,047,509	5,062,687	15,178
Japanese Yen,
Expiring 8/27/2010	9,361,370,000	107,831,250	108,381,071	549,821
Norwegian Krone,
Expiring 8/27/2010	54,445,000	8,825,394	8,947,717	122,323
South Korean Won,
Expiring 8/20/2010	15,723,640,000	13,097,467	13,277,027	179,560
South Korean Won,
Expiring 8/27/2010	12,575,760,000	10,570,975	10,615,469	44,494
Swedish Krona,
Expiring 8/27/2010	147,210,000	20,163,074	20,387,241	224,167
Swiss Franc,
Expiring 8/27/2010	35,050,000	33,444,657	33,657,122	212,465
Sales:		Proceeds ($)
Brazilian Real,
Expiring 8/27/2010	17,330,000	9,758,432	9,785,828	(27,396)
Indonesian Rupiah,
Expiring 8/27/2010	67,543,980,000	7,467,549	7,512,063	(44,514)
Mexican New Peso,
Expiring 8/27/2010	118,745,000	9,325,035	9,353,732	(28,697)
Polish Zloty,
Expiring 8/27/2010	19,765,000	6,364,720	6,417,048	(52,328)

Gross Unrealized Appreciation	1,889,211
Gross Unrealized Depreciation	(152,935)

At July 31, 2010, the fund held the following interest rate swap contracts:

						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
60,720,000	CAD - 6 Month Libor	Citibank	(1.79)	3/25/2012	(597,352)	(597,956)
80,445,000	USD - 6 Month Libor	Citibank	(3.68)	5/5/2020	(6,477,859)	(6,477,859)
7,400,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(2.54)	5/14/2014	(364,842)	(364,842)
1,800,000	EUR - 6 Month Libor	Goldman, Sachs & Co.	3.79	6/12/2019	193,031	193,335
14,325,000	CAD - 6 Month Libor	Citibank	3.73	3/25/2020	650,448	650,930
3,700,000	EUR - 1 Year Libor	Goldman, Sachs & Co.	2.70	5/14/2014	167,858	168,624
1,340,000	GBP - 6 Month Libor	JP Morgan	6.30	6/18/2011	109,996	110,438
14,200,000	JPY - 6 Month Yenibor	JP Morgan	1.67	12/7/2017	10,569	10,577
33,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	1/19/2012	5,338	5,339
205,000,000	JPY - 6 Month Yenibor	JP Morgan	1.13	2/16/2019	42,399	42,745
27,000,000	JPY - 6 Month Yenibor	JP Morgan	2.08	7/28/2016	26,205	26,205

Gross Unrealized Appreciation						1,208,193
Gross Unrealized Depreciation						(7,440,657)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	5,022,131	-	5,022,131
Commercial Mortgage-Backed	-	28,642,166	-	28,642,166
Corporate Bonds+	-	173,886,177	-	173,886,177
Foreign Government	-	432,029,406	-	432,029,406
Mutual Funds	13,348,030	-	-	13,348,030
U.S. Treasury	-	34,027,276	-	34,027,276
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,889,211	-	1,889,211
Futures++	286,594	-	-	286,594
Options Purchased		1,418,433	-	1,418,433
Swaps++	-	1,208,193	-	1,208,193
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(152,935)	-	(152,935)
Futures++	(269,998)	-	-	(269,998)
Options Written	-	(4,268)	-
Swaps++	-	(7,440,657)	-	(7,440,657)

+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

By: /s/ James Windels
James Windels Treasurer
Date: September 24, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)